Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 916	$ 953
Realized		1
Unrealized	33	129
Net unrealized gains (losses) included in OCI	13	(17)
Transfer in to Level 3	426	2
Transfer out of Level 3	(28)	(73)
Purchases/Issuances	878	204
Sales/Settlements	(439)	(283)
Closing balance	1,799	916
Opening balance	(1,499)	(2,116)
Realized	8	(13)
Unrealized	(427)	110
Transfer in to Level 3	(9)	(8)
Transfer out of Level 3	241	473
Purchases/Issuances	(160)	(128)
Sales/Settlements	227	183
Closing balance	(1,619)	(1,499)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(416)	(242)
Realized	8	(14)
Unrealized	(127)	(156)
Transfer in to Level 3	(4)	(3)
Transfer out of Level 3	2	17
Purchases/Issuances	(120)	(120)
Sales/Settlements	181	102
Closing balance	(476)	(416)
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(1,028)	(1,817)
Unrealized	(263)	297
Transfer out of Level 3	190	425
Purchases/Issuances		(8)
Sales/Settlements	46	75
Closing balance	(1,055)	(1,028)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	51	21
Unrealized	45	97
Transfer out of Level 3	(17)	(67)
Closing balance	79	51
Foreign exchange derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(4)
Unrealized	(49)	(31)
Transfer out of Level 3	35	27
Closing balance	(18)	(4)
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(50)	(52)
Realized		1
Unrealized	9	1
Transfer in to Level 3		(2)
Sales/Settlements		2
Closing balance	(41)	(50)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	44	46
Realized		(6)
Unrealized	(8)	2
Purchases/Issuances		2
Closing balance	36	44
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(1)	(5)
Unrealized	3	(1)
Transfer in to Level 3	(5)	(3)
Transfer out of Level 3	14	4
Purchases/Issuances	(40)
Sales/Settlements		4
Closing balance	(29)	(1)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	6	4
Unrealized	5	2
Transfer in to Level 3	40	2
Transfer out of Level 3	(11)	(6)
Purchases/Issuances	11	5
Sales/Settlements		(1)
Closing balance	51	6
Corporate equity [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	640	587
Realized		7
Unrealized	69	26
Net unrealized gains (losses) included in OCI	15	(17)
Purchases/Issuances	400	113
Sales/Settlements	(61)	(76)
Closing balance	1,063	640
Mortgage and asset backed [member] | Debt securities measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	70	151
Unrealized	(1)	(3)
Transfer in to Level 3	386
Purchases/Issuances	106	84
Sales/Settlements	(169)	(162)
Closing balance	392	70
Corporate and other debt [member] | Debt securities measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Unrealized	(78)
Net unrealized gains (losses) included in OCI	(2)
Purchases/Issuances	183
Closing balance	103
Business and government [member] | Loans measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	105	144
Unrealized	1	5
Purchases/Issuances	178
Sales/Settlements	(209)	(44)
Closing balance	$ 75	$ 105